Goodwill and other intangible assets - Schedule of Movements in Other Intangible Assets (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	€ 26,261
Amortization expense	(1,087)	€ (777)
Intangible assets other than goodwill at end of period	26,359
Gross value
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	83,585
Changes in scope of consolidation	1,150
Acquisitions and other increases	531
Disposals and other decreases	(579)
Currency translation differences	1,568
Transfers	(411)
Intangible assets other than goodwill at end of period	85,844
Accumulated amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	(57,324)
Amortization expense	1,164
Impairment losses, net of reversals	1,048
Disposals and other decreases	577
Currency translation differences	(930)
Transfers	404
Intangible assets other than goodwill at end of period	(59,485)
Acquired R&D
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	8,731
Intangible assets other than goodwill at end of period	8,026
Acquired R&D | Gross value
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	14,951
Changes in scope of consolidation	0
Acquisitions and other increases	321
Disposals and other decreases	(534)
Currency translation differences	324
Transfers	(245)
Intangible assets other than goodwill at end of period	14,817
Acquired R&D | Accumulated amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	(6,220)
Amortization expense	0
Impairment losses, net of reversals	970
Disposals and other decreases	534
Currency translation differences	(135)
Transfers	0
Intangible assets other than goodwill at end of period	(6,791)
Products, trademarks and other rights
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	17,122
Intangible assets other than goodwill at end of period	17,911
Products, trademarks and other rights | Gross value
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	66,746
Changes in scope of consolidation	1,149
Acquisitions and other increases	122
Disposals and other decreases	(17)
Currency translation differences	1,232
Transfers	(162)
Intangible assets other than goodwill at end of period	69,070
Products, trademarks and other rights | Accumulated amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	(49,624)
Amortization expense	1,106
Impairment losses, net of reversals	61
Disposals and other decreases	17
Currency translation differences	(785)
Transfers	400
Intangible assets other than goodwill at end of period	(51,159)
Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	408
Intangible assets other than goodwill at end of period	422
Software | Gross value
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	1,888
Changes in scope of consolidation	1
Acquisitions and other increases	88
Disposals and other decreases	(28)
Currency translation differences	12
Transfers	(4)
Intangible assets other than goodwill at end of period	1,957
Software | Accumulated amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	(1,480)
Amortization expense	58
Impairment losses, net of reversals	17
Disposals and other decreases	26
Currency translation differences	(10)
Transfers	4
Intangible assets other than goodwill at end of period	€ (1,535)